                            MONOGENESIS CORPORATION

                      SEMI-ANNUAL REPORT TO SHAREHOLDERS

                                 JUNE 30,2000

                                George E. Clark
                          CERTIFIED PUBLIC ACCOUNTANT
                        6309 ROSWELL ROAD, NE SUITE 2-B
                            ATLANTA, GEORGIA 30326
                    Phone (404)256-1218   FAX (404)256-5634

                         INDEPENDENT AUDITOR'S REPORT

To the Board of Directors and Stockholders of Monogenesis Corporation
Walker, West Virginia

I have compiled the accompanying statement of assets and liabilities of Monogenesis Corporation, including the schedule of portfolio investments, as of June 30, 2000, and the related statements of operations, cash flows, and changes in net assets for the six months then ended, and the selected per share data and ratios for each of the three years in the period then ended, in accordance with standards established by the American Institute of Certified Public Accountants.

A compilation is limited to presenting in the form of financial Statements information that is the representation of management. I have not audited or reviewed the accompanying financial statements and, accordingly, do not express an opinion or any other form of assurance on them.

George Clark

August 23, 2000

                            MONOGENESIS CORPORATION

                      STATEMENT OF ASSETS AND LIABILITIES

                                 June 30, 2000

ASSETS
      Investments in securities,
            at value-identified cost $11,203.51             $  6,331.30
      Cash                                                     2,761.75
      Equipment, net of accumulated
      depreciation of $2,562.49                                4,758.91
                                                            -----------

                              Total Assets                    13,851.96

LIABILITIES
      Accounts payable                                         7,183.74
      Loans from shareholders                                    136.60
                                                            -----------

                   Total Liabilities                           7,320.34
                                                            -----------

NET ASSETS
      Net assets (equivalent to $3.16 per share
      based on 2,070 shares of capital stock
      outstanding) (Note 5)                                 $  6,531.62
                                                            ===========

            The accompanying notes to the Financial Statements are
                      an integral part of this statement.

                           "SEE ACCOUNTANT'S REPORT"

                           MONOGENESIS  CORPORATION

                           STATEMENT  OF  OPERATIONS

                    FOR THE SIX MONTHS ENDED JUNE 30, 2000

INVESTMENT INCOME
      Income
            Dividends                                     $         --
            Interest                                             32.41
            Other Income                                            --
                                                          ------------
                                Total Income                     32.41

EXPENSES
      Officer salaries                                        4,000.00
      Director's fees                                               --
      Professional fees                                       6,950.18
      Custodian, transfer agent and distribution fees         6,959.96
      Other administrative expenses                          46,705.85
      Depreciation                                                  --
                                                          ------------
Total Expenses                                               64,615.99
                                                          ------------

INVESTMENT INCOME-NET                                       (64,583.58)
                                                          ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS (Note 2)

      Net realized loss on investments                          202.14
      Change in unrealized appreciation of investments
            for the six months                               (3,650.81)
                                                          ------------

Net gain on investments                                       3,448.67
                                                          ------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS      $ (61,134.91)
                                                          ============

            The accompanying notes to the Financial Statements are
                  an integral part of this statement.

                           "SEE ACCOUNTANT'S REPORT"

                            MONOGENESIS CORPORATION

                            STATEMENT OF CASH FLOWS
                            -----------------------

                    FOR THE SIX MONTHS ENDED JUNE 30, 2000

CASH FLOW FROM OPERATION ACTIVITIES
      Net decrease in net assets from operations             $(61,134.91)

Adjustments to reconcile net (decrease) in net assets resulting from operations to net cash provided by operating activities

Depreciation                                                      366.10
      Increase in unrealized appreciation of
                        investment securities                  (3,650.81)

             Increase in accounts payable                       6,737.34
                                                             -----------

                       Net cash provided by (used in)
                              operating activities            (57,682.28)

CASH FLOWS FROM FINANCING ACTIVITIES                                 ---

CASH FLOWS FROM INVESTING ACTIVITIES
      Net proceeds from sales of investments                   21,492.98
      Capital share transactions                               12,399.85
                                                             -----------
                                                               33,892.83
                                                             -----------
NET DECREASE IN CASH AND CASH EQUIVALENTS                     (23,789.45)

CASH BALANCE, BEGINNING OF PERIOD                              26,551.20
                                                             -----------

CASH BALANCE, END OF YEAR                                    $  2,761.75
                                                             ===========

             The accompanying notes to the Financial Statements are
                   an integral part of this statement.

                           "SEE ACCOUNTANT'S REPORT"

                            MONOGENESIS CORPORATION

                      STATEMENT OF CHANGES IN NET ASSETS
                      ----------------------------------

                      FOR SIX MONTHS ENDED JUNE 30, 2000

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
      Investment income - net                           $ (64,583.58)
      Net realized gain on investments                       (202.14)
      Change in unrealized appreciation                     3,650.81
                                                        ------------
      Net decrease in net assets
            resulting from operations                     (61,134.91)

CAPITAL SHARE TRANSACTIONS                                 12,399.85)
                                                        ------------
      Net decrease in net assets                          (48,735.06)

NET ASSETS
      Beginning of the period                              55,266.68
                                                        ------------
      End of the period                                 $   6,531.62
                                                        ============

            The accompanying notes to the Financial Statements are
                      an integral part of this statement.

                           "SEE ACCOUNTANT'S REPORT"

                            MONOGENESIS CORPORATION

         SUPPLEMENTARY INFORMATION -- STATEMENT OF CHANGES IN SURPLUS
         ------------------------------------------------------------

                    FOR THE SIX MONTHS ENDED JUNE 30, 2000

                    COMMON       PAID-IN         ACCUMULATED
                    STOCK        CAPITAL         EARNINGS         TOTAL
                   -------     ------------     ------------- ------------


Balance at
 beginning of year $ 20.50     $194,385.93      $(130,616.73) $ 63,789.70


Additional stock
 Issued                .20            (.20)                           ---

Stock cancelled                                                       ---

Additional capital
 Contributed                     12,399.85                      12,399.85

Net income (loss)                                ( 48,735.06)  (48,735.06)
                   -------     -----------      ------------  -----------
Balance at
 June 30, 2000     $ 20.70     $206,785.58      $(179,351.79) $ 27,454.49
                   =======     ===========      ============  ===========

            The accompanying Notes to the Financial Statements are
                      an integral part of this statement.

                           "SEE ACCOUNTANT'S REPORT"

                            MONOGENESIS CORPORATION
        SUPPLEMENTARY INFORMATION -- SELECTED PER SHARE DATA AND RATIOS
                       FOR THE SIX MONTH PERIODS ENDING:

                                2000       1999        1998
                             --------    --------    --------
PER SHARE DATA

Investment income            $    .02    $    .07    $    .47

Expenses                        31.48       36.09       11.45
                             --------    --------    --------
Investment income-net          (31.46)     (36.02)     (10.98)

Additional contributions         5.99         ---         ---

Distributions from
 investment income-net            ---         ---         ---

Net realized & unrealized
 gain (loss) on securities       1.67       29.79     (114.01)

Distributions from realized
 gains on securities              ---         ---         ---
                             --------    --------    --------
Net increase/decrease in
 net asset value               (23.80)      (6.23)    (124.99)

Net asset value:
     Beginning of year          26.96       80.13      286.88
                             --------    --------    --------
     End of Year             $   3.16    $  73.90    $ 161.89
                             ========    ========    ========
Per share market value:
     End of period           $    ---    $    ---    $    ---
                             ========    ========    ========

Total investment return      $    ---    $    ---    $    ---
                             ========    ========    ========
RATIOS
    Ratio of expenses to
average net assets (%)            ---         ---         ---

   Ratio of investment
income-net to
average net assets (%)            ---         ---         ---

   Portfolio turnover ratio       ---         ---         ---

                         "SEE   ACCOUNTANT'S  REPORT"

                            MONOGENESIS CORPORATION

                           INVESTMENTS IN SECURITIES
                           -------------------------

                                 JUNE 30, 2000

                                     NUMBER
                                    OF SHARES              VALUE
                                    ---------            ----------
COMMON  STOCKS - 100%

  Healthcare - 1%
      PML, Inc.                        100               $    75.00

  Computer Software - 86%

      Exigent International, Inc.      100                   256.30

Engineering - 14%

     Tice Technology, Inc.           8,000                 6,000.00

     Tice Technology, Inc.
            Warrants               188,000                      -0-
                                                         ----------

                                                         $ 6,331.00
                                                         ==========

            The accompanying notes to the Financial Statements are
                      an integral part of this statement.

                           "SEE ACCOUNTANT'S REPORT"

                            MONOGENESIS CORPORATION

                         NOTES TO FINANCIAL STATEMENTS

                                 JUNE 30,2000

(1) SIGNIFICANT ACCOUNTING POLICIES

Monogenesis Corporation (the Company) is registered under the Investment Company Act of 1940 as a non-diversified management investment company. The Company's investment objectives as well as the nature and risk of its investment transactions are set forth in the Company's registration statement.

Depreciation - Equipment is depreciated using the straight-line method over a ten-year period.

Accrual of expenses - It is the Company's policy to accrue items of expense recognized in the current period, but not paid until the subsequent period.

Security valuation - Investments in securities in ensuing public companies are originally valued at cost until such time as the securities are publicly traded. Securities traded on a national securities exchange or reported on the NASDAQ national market are stated at the last reported sales price on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price.

Security transaction and investments income - Investment transactions are accounted for on the trade date. Gain or loss on sales of securities and options is determined on the basis of identified cost. Dividend income and distributions to shareholders are recognized on the ex-dividend date, and interest income is recognized on the accrual basis.

Federal income taxes - The Company does not qualify for the preferred tax treatment of dividends paid to stockholders afforded by Subchapter M of the Internal Revenue Code to most regulated investment companies. No provision for income taxes is required for this year as the net investment loss exceeded realized gain on sales of securities.

                           "SEE ACCOUNTANT'S REPORT"

                            MONOGENESIS CORPORATION

                         NOTES TO FINANCIAL STATEMENTS

                                 JUNE 30, 2000

(2) INVESTMENT  TRANSACTIONS

Purchases and sales of portfolio securities during the period were $0 and $21,492, respectively. Net loss on investments for the six months ended June 30, 2000, was $(202.14). That amount represents the net decrease in value of the investments held during the period and actual gains realized on sales of investments. All investment decisions are made by the Company's President. Purchases, when they occur, are made from funds generated through additional contributions to Paid-In Capital.

(3) DIVIDENDS

The Company paid no dividends during the period. The Company only distributes property dividends of stock that it acquires in ensuing public companies. Such acquisitions of stock are made from Paid-In Capital; therefore, ensuing stock dividends are charged to Paid-In Capital.

(4) OFFICER / DIRECTOR  COMPENSATION

The Company paid $4,000 during the period. No fees were paid to directors.

(5) CAPITAL SHARE TRANSACTIONS

As of June 30, 2000, there were 3,000 shares of $.01 par value stock authorized, 2,070 shares issued and outstanding, and Paid-In Capital aggregated $206,785.58.

                           "SEE ACCOUNTANT'S REPORT"